CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful accounts receivable, current	$ 5,482	$ 5,482	$ 0
Notes payable - related party, discount	$ 83,333
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,800,000,000	375,000,000	700,000,000
Common stock, shares issued	161,760	115,510	115,510
Common stock, shares outstanding	161,760	115,510	115,510
Convertible Preferred Stock
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		535,000,000	225,000,000
Series A Convertible Preferred Stock | Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	119,987,898	125,000,000	125,000,000
Preferred stock, shares issued	107,881,171	117,131,171	117,131,171
Preferred stock, shares outstanding	107,881,171	117,131,171	117,131,171
Series B Convertible Preferred Stock | Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	59,465,350	100,000,000	100,000,000
Preferred stock, shares issued	59,465,350	59,465,350	59,465,350
Preferred stock, shares outstanding	59,465,350	59,465,350	59,465,350
Series C Convertible Preferred Stock | Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	165,877,435	210,000,000	210,000,000
Preferred stock, shares issued	165,877,435	150,989,224	0
Preferred stock, shares outstanding	165,877,435	150,989,224	0
Series C-1 Convertible Preferred Stock | Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	84,027,175	100,000,000	100,000,000
Preferred stock, shares issued	84,027,175	84,027,175	0
Preferred stock, shares outstanding	84,027,175	84,027,175	0
Series D Convertible Preferred Stock | Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	325,000,000	0
Preferred stock, shares issued	306,091,710	0
Preferred stock, shares outstanding	306,091,710	0